Related party transactions (Details Narrative)	9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Number of options granted	2,158,333	2,158,333	2,318,750
Exercise price per share | $ / shares	$ 0.18		$ 0.15
Director and Officer [Member]
Related Party Transaction [Line Items]
Due to related parties | $	$ 96,656	$ 96,656	$ 66,181
Director and Officer [Member] | Share-Based Payment Arrangement, Option [Member]
Related Party Transaction [Line Items]
Number of options granted	913,333	913,333
Exercise price per share | (per share)	$ 0.18	$ 0.25